Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Utilities ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Electric Utilities — 57.2%
ALLETE Inc.	49,784	$4,328,719
Alliant Energy Corp.	228,240	11,307,010
American Electric Power Co. Inc.	476,608	41,850,948
Avangrid Inc.	53,636	2,711,300
Duke Energy Corp.	703,218	60,983,065
Edison International	314,700	23,457,738
El Paso Electric Co.	39,284	2,602,958
Entergy Corp.	183,449	19,375,883
Evergy Inc.	235,773	14,261,909
Eversource Energy	310,150	23,527,979
Exelon Corp.	937,842	42,259,161
FirstEnergy Corp.	487,652	21,442,058
Hawaiian Electric Industries Inc.	105,251	4,715,245
IDACORP Inc.	48,669	4,967,158
NextEra Energy Inc.	462,601	95,837,049
Pinnacle West Capital Corp.	108,448	9,892,627
PNM Resources Inc.	76,814	3,815,351
Portland General Electric Co.	86,310	4,734,103
PPL Corp.	697,128	20,655,903
Southern Co. (The)	1,005,337	56,499,939
Xcel Energy Inc.	497,121	29,633,383

		498,859,486

Gas Utilities — 5.2%
Atmos Energy Corp.	112,998	12,321,302
National Fuel Gas Co.	83,378	3,980,466
New Jersey Resources Corp.	86,214	4,299,492
ONE Gas Inc.	50,905	4,641,518
South Jersey Industries Inc.	89,292	3,040,392
Southwest Gas Holdings Inc.	51,588	4,586,689
Spire Inc.	49,031	4,040,645
UGI Corp.	168,244	8,595,586

		45,506,090

Independent Power and Renewable Electricity Producers — 3.1%
AES Corp./VA	641,091	10,763,918
NRG Energy Inc.	258,042	8,809,554
Vistra Energy Corp.	363,602	7,802,899

		27,376,371

Security	Shares	Value

Multi-Utilities — 31.1%
Ameren Corp.	237,221	$17,955,257
Avista Corp.	63,372	2,917,013
Black Hills Corp.	52,500	4,155,375
CenterPoint Energy Inc.	485,048	14,071,242
CMS Energy Corp.	274,077	15,956,763
Consolidated Edison Inc.	315,947	26,842,857
Dominion Energy Inc.	775,000	57,574,750
DTE Energy Co.	176,964	22,493,894
MDU Resources Group Inc.	191,339	5,116,405
NiSource Inc.	360,379	10,699,653
NorthWestern Corp.	48,720	3,406,502
Public Service Enterprise Group Inc.	488,193	27,900,230
Sempra Energy	265,030	35,893,013
WEC Energy Group Inc.	304,680	26,037,953

		271,020,907

Water Utilities — 3.3%
American Water Works Co. Inc.	174,363	20,013,385
Aqua America Inc.	208,381	8,741,583

		28,754,968

Total Common Stocks — 99.9% (Cost: $836,002,459)		871,517,822

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(a)(b)	650,000	650,000

Total Short-Term Investments — 0.1% (Cost: $650,000)		650,000

Total Investments in Securities — 100.0% (Cost: $836,652,459)		872,167,822

Other Assets, Less Liabilities — 0.0%		10,929

Net Assets — 100.0%		$872,178,751

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	212,340	437,660	650,000	650,000	5,370		—	—

				$650,000	$5,371		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Utilities ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$871,517,822	$—	$—	$871,517,822
Money Market Funds	650,000	—	—	650,000

	$872,167,822	$—	$—	$872,167,822

2